TAXES (Details - Deferred income tax) - USD ($)	Apr. 30, 2026	Apr. 30, 2025
Deferred tax asset attributable to:
Net operating loss carryover	$ 24,522	$ 0
Less: valuation allowance	(24,522)	0
Net deferred tax asset	$ 0	$ 0